American Growth Fund, Inc.
Semi Annual Report
For the six months ended
January 31,2001

Dear Shareholder,

Out of the difficult times we have been in, the greatest opportunities to make financial gains becomes available.

We are very optimistic that our portfolio contains the companies and industries that will again become the bright stars of the future.

My staff and I are always available to discuss your account with you, so please give us a call toll free at 1-800-525-2406.

American Growth Fund wishes you A Good Future!

Sincerely
Robert Brody

How American Growth Fund Has Its Shareholders' Money Invested

STATEMENT OF INVESTMENTS

January 31, 2001

(Unaudited)

COMMON STOCKS 95.75%

Computer & Peripherals Industry 23.38%

Description of Security	Shares	Market Value
EMC Corp.*	70,000	$ 5,319,300
(Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
Hewlett Packard Company	117,000	4,298,580
(A designer and manufacturer of precision electronic products.)
Compaq Computer Corp.	159,648	3,785,254
(The second largest computer company in the world.)
		13,403,134

Semiconductor Industry 20.56%

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Description of Security	Shares	Market Value
Intel Corp.	120,000	$ 4,440,000
(A leading manufacturer of integrated circuits.)
Integrated Device Technology*	60,000	2,935,313
(Produces digital integrated circuits .)
Motorola Inc.	105,000	2,395,050
(A leading manufacturer of electronic equipment and components.)
Texas Instruments, Inc.	46,000	2,014,800
(The leading supplier of digital signal processors and analog devices.)
		11,785,163

Biotechnology Industry 14.39%

Description of Security	Shares	Market Value
Amgen Inc.*	76,000	$ 5,343,750
(Utilizes biotechnology to develop human pharmaceutical products.)
Biogen Inc.*	45,000	2,902,500
(A leading biotechnology company.)
		8,246,250

* Non-income producing security.
See accompanying notes to financial statements.

Electronics Industry 7.19%

Description of Security	Shares	Market Value
Symbol Technologies	45,000	$ 2,128,500
(A leading provider of barcode driven data management systems.)
Solectron Corp.*	50,000	1,992,500
(Provides electronic assembly and tumkey manufacturing management services.)
		4,121,000

Semiconductor Capital Equipment 6.97%

Description of Security	Shares	Market Value
Novellus Systems, Inc.*	40,000	$ 1,935,000
(Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Teradyne, Inc.*	24,000	1,051,680
(The world's largest producer of automated test equipment for semiconductors.)
Applied Materials, Inc.*	20,000	1,006,250
(Produces semiconductor water fabrication equipment.)
		3,992,930

Entertainment Industry 5.50%

Description of Security	Shares	Market Value
AOL Time Warner, Inc.*	60,000	$ 3,153,600
(The leading provider of online information services.)

Computer Communications Equipment 5.22%

Description of Security	Shares	Market Value
Cisco Systems, Inc.*	80,000	$ 2,995,000
(The leading supplier of high -performance inter-networking products.)

Computer Software and Services Industry 4.06%

Description of Security	Shares	Market Value
Oracle Corp.*	80,000	$ 2,330,000
(The world's largest maker of database management systems.)

* Non-income producing security.
See accompanying notes to financial statements.

Precision Instrument Industry 2.67%

Description of Security	Shares	Market Value
Agilent Technology, Inc.*	28,032	$ 1,529,146
(A global leader in designing and manufacturing semiconductor and test solution for optical, electrical and wireless communications systems.)

Insurance Industry 2.39%

Description of Security	Shares	Market Value
AXA Financial, Inc. ADR	19,913	$ 1,368,984
(The parent holding company of the Equitable Life Assurance Society of the U.S.)

Wireless Networking Industry 1.87%

Description of Security	Shares	Market Value
Network Appliance, Inc.*	20,000	$ 1,072,500
(The leading supplier of network attached data storage and access devices, called filers.)

Industrial Services 1.55%

Description of Security	Shares	Market Value
CSG Systems International, Inc.*	20,000	$ 887,500
(Provides customer services and billing solutions for cable television and direct broadcast satellite providers.)

Total Common Stocks(cost $58,751,842)	95.75%	54,885,207
Cash and Receivables, Less Liabilities	4.25%	2,436,144
Net Assets	100.00%	$ 57,321,351

* Non-income producing security.
See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2001

(Unaudited)

ASSETS:
Investments, at value (cost $58,751,842) -see accompanying statement	$ 54,885,207
Cash	2,405,442
Receivables:
Shares of beneficial interest sold	82,808
Dividends	978
Total assets	57,374,435

LIABILITIES
Shares of beneficial interest redeemed	$ 53,084

NET ASSETS	$ 57,321,351

COMPOSITION OF NET ASSETS:
Paid-in capital	$ 61,536,033
Net Investment Loss	(804,236)
Accumulated net realized gain from investment transactions	456,189
Net unrealized depreciation of investments	(3,866,635)
Net assets	$ 57,321,351

NET ASSET VALUE PER SHARE:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,177,517 and 715,746 shares of beneficial interest outstanding)	$5.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$6.20
Class B Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,915,530 and 869,482 shares of beneficial interest outstanding)	$5.65
Class C Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,413,801 and 250,266 shares of beneficial interest outstanding)	$5.65
Class D Shares:
Net asset value and redemption price per share (based on net assets of $46,814,503 and 7,941,811 shares of beneficial interest outstanding)	$5.89
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$6.25

See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.

STATEMENT OF OPERATIONS FOR THE 6 MONTHS ENDED JANUARY 31, 2001

(Unaudited)

INVESTMENT INCOME:
Dividends	$ 50,482

Total investment income	50,482

EXPENSES:
Investment advisory fees (Note 5)	289,043
Administration expenses (Note 5)	232,004
Transfer agent, shareholder servicing and data processing fees	133,809
Custodian fees (Note 4)	55,805
Professional fees	26,001
Registration and filing fees:
Class A	1,802
Class B	2,244
Class C	629
Class D	20,354
Shareholder reports	16,534
Distribution and service fees:
Class A	5,969
Class B	30,391
Class C	8,552
Directors fees	2,800
Other expenses	35,419
Total expenses	861,356
Less expenses paid indirectly (Note 4)	(6,638)
Net expenses	854,718

Net Investment Loss	(804,236)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	764,039
Net change in unrealized depreciation on investments	(12,956,105)
Net realized and unrealized loss	(12,192,066)

Net decrease in Net Assets Resulting From Operations	$(12,996,302)

See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2001 (unaudited)	Year Ended July 31, 2000
OPERATIONS:
Net investment loss	$(804,236)	$(781,329)
Net realized gain	764,039	12,381,829
Net change in unrealized appreciation or depreciation	(12,956,105)	(11,566,454)
Net increase (decrease) in net assets resulting from operations	(12,996,302)	34,046

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain:
Class A	(745,897)	(427,882)
Class B	(941,124)	(594,134)
Class C	(271,501)	(160,199)
Class D	(8,526,257)	(4,352,059)

BENEFICIAL INTEREST TRANSACTIONS:
Net decrease in net assets resulting from beneficialinterest transactions(Note 2):
Class A	199,062	(2,672,807)
Class B	108,590	(3,727,935)
Class C	136,767	(1,091,123)
Class D	3,989,665	(7,781,652)

NET ASSETS:
Total decrease	(19,046,997)	(20,773,745)
Beginning of period	76,368,348	97,142,093
End of period	$57,321,351	$76,368,348

See accompanying notes to financial statements.

Financial Statements

	Class A Six Months Ended January 31, 2001 (unaudited)	Year ended July 31,
	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$8.88	$9.57	$9.49	$11.30	$8.84
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.10)	(0.05)	0.043	0.143
Net realized and unrealized gain (loss)	(1.66)	0.01	0.21	(0.90)	2.83
Total income (loss) from investment operations	(1.74)	(0.09)	0.16	(0.86)	2.97
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	(0.04)	(0.06)4	(0.12)4
Book return of capital	-	-	(0.04)	-	-
Distributions from net realized gain	(1.30)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(1.30)	(0.60)	(0.08)	(0.95)	(0.51)
Net asset Value, End of Period	$5.84	$8.88	$9.57	$9.49	$11.30
Total Return at Net Asset Value1	(17.8)%	(1.6)%	2.0%	(7.6)%	34.6%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,178	$5,622	$8,635	$14,246	$10,536
Ratio to average net assets:
Net investment income (loss)	(2.61)%	(0.97)%	0.00%	0.42%	1.28%
Expenses	2.78%	2.28%	1.98%	1.77%	1.76%
Portfolio Turnover Rate2	14.75%	106.7%	109.3%	103.5%	106.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended January 31, 2001, aggregated $4,861,431 and $13,044,179, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
See accompanying notes to financial statements.

Financial Statements

	Class B Six Months Ended January 31, 2001 (unaudited)	Year ended July 31,
	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$8.70	$9.45	$9.37	$11.19	$8.80
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.19)	(0.13)	(0.02)3	0.073
Net realized and unrealized gain (loss)	(1.65)	0.04	0.22	(0.90)	2.79
Total income (loss) from investment operations	(1.75)	(0.15)	0.09	(0.92)	2.86
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	(0.01)	(0.01)4	(0.09)4
Book return of capital	-	-	-5	-	-
Distributions from net realized gain	(1.30)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(1.30)	(0.60)	(0.01)	(0.90)	(0.48)
Net Asset Value, End of Period	$5.65	$8.70	$9.45	$9.37	$11.18
Total Return at Net Asset Value1	(18.3)%	(2.3)%	0.9%	(8.2)%	33.5%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,916	$7,027	$11,265	$15,533	$10,962
Ratio to average net assets:
Net investment income (loss)	(3.36)%	(1.73)%	(0.01)%	(0.32)%	0.49%
Expenses	3.54%	3.05%	2.73%	2.52%	2.46%
Portfolio Turnover Rate2	14.75%	106.7%	109.3%	103.5%	106.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended January 31, 2001, aggregated $4,861,431 and $13,044,179, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
5. Less than $0.005 per share.
See accompanying notes to financial statements.

Financial Statements

	Class C Six Months Ended January 31, 2001 (unaudited)	Year ended July 31,
	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$8.68	$9.44	$9.37	$11.19	$8.81
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.19)	(0.14)	(0.02)3	0.073
Net realized and unrealized gain (loss)	(1.64)	0.03	0.23	(0.90)	2.79
Total income (loss) from investment operations	(1.73)	(0.16)	0.09	(0.92)	2.86
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	(0.01)	(0.01)4	(0.09)4
Book return of capital	-	-	(0.01)	-	-
Distributions from net realized gain	(1.30)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(1.30)	(0.60)	(0.02)	(0.90)	(0.48)
Net Asset Value, End of Period	$5.65	$8.68	$9.44	$9.37	$11.19
Total Return at Net Asset Value1	(18.1)%	(2.4)%	0.9%	(8.2)%	33.6%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,414	$1,902	$3,131	$4,498	$3,023
Ratio to average net assets:
Net investment income (loss)	(3.37)%	(1.72)%	(0.01)%	(0.31)%	0.55%
Expenses	3.54%	3.04%	2.75%	2.52%	2.50%
Portfolio Turnover Rate2	14.75%	106.7%	109.3%	103.5%	106.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended January 31, 2001, aggregated $4,861,431 and $13,044,179, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
See accompanying notes to financial statements.

Financial Statements

	Class D Six Months Ended January 31, 2001 (unaudited)	Year ended July 31,
	2001	2000	1999	1998	1997	1996
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$8.94	$9.61	$9.53	$11.33	$8.85	$8.75
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.08)	0.01	0.074	0.174	0.034
Net realized and unrealized gain (loss)	(1.69)	0.01	0.17	(0.90)	2.82	0.39
Total income (loss) from investment operations	(1.75)	(0.07)	0.18	(0.83)	2.99	0.42
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	(0.05)	(0.08)5	(0.12)5	(0.12)5
Book return of capital	-	-	(0.05)	-	-	-
Distributions from net realized gain	(1.30)	(0.60)	-	(0.89)	(0.39)	(0.20)
Total dividends and distributions to shareholders	(1.30)	(0.60)	(0.10)	(0.97)	(0.51)	(0.32)
Net Asset Value, End of Period	$5.89	$8.94	$9.61	$9.53	$11.33	$8.85
Total Return at Net Asset Value1	(17.8)%	(1.5)%	1.9%	(7.4)%	35.1%	4.8%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$46,815	$61,817	$74,111	$89,364	$115,106	$100,130
Ratio to average net assets:
Net investment income (loss)	(2.34)%	(0.74)%	0.14%	0.63%	1.71%	0.47%
Expenses2	2.52%	2.01%	1.72%	1.54%	1.55%	1.63%
Portfolio Turnover Rate3	14.75%	106.7%	109.3%	103.5%	106.2%	163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended January 31, 2001, aggregated $4,861,431 and $13,044,179, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
See accompanying notes to financial statements.

Notes to Financial Statements

1. Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2001 (unaudited)		Year Ended July 31, 2000
	Shares	Amount	Shares	Amount
Class A:
Sold	111,160	$828,939	309,440	$2,994,605
Dividends and distributions reinvested	137,483	714,909	39,541	393,433
Redeemed	(165,761)	(1,344,786)	(618,179)	(6,060,845)
Net increase (decrease):	82,882	$199,062	(269,198)	$(2,672,807)
Class B:
Sold	101,600	$674,513	83,985	$787,534
Dividends and distributions reinvested	175,625	885,152	55,896	547,221
Redeemed	(215,920)	(1,451,075)	(523,545)	(5,062,690)
Net increase (decrease):	61,305	$108,590	(383,664)	$(3,727,935)
Class C:
Sold	13,308	$98,475	17,565	$162,110
Dividends and distributions reinvested	43,817	220,839	12,719	124,260
Redeemed	(25,833)	(182,547)	(143,114)	(1,377,493)
Net increase (decrease):	31,292	$136,767	(112,830)	$(1,091,123)
Class D:
Sold	26,509	$199,806	133,018	$1,290,807
Dividends and distributions reinvested	1,555,852	8,168,221	418,490	4,184,893
Redeemed	(552,644)	(4,378,362)	(1,352,734)	(13,257,352)
Net increase (decrease):	1,029,717	$3,989,665	(801,226)	$(7,781,652)

3. Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at January 31, 2001 was $58,751,842. Net unrealized depreciation on investments of $3,866,635, based on identified tax cost as of January 31, 2001, was comprised of gross appreciation of $7,273,961 and gross depreciation of $11,140,596.

4. Fund Expenses Paid Indirectly
For the year ended January 31, 2001, fees for transfer agent/data processing services and custodian services totaling $1,489 and $5,149, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% of such assets in excess of $30 million. The Fund pays its own operating expenses.

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

Notes to Financial Statements

For the six months ended January 31, 2001 commissions and sales charges paid by investors on the purchase of Fund shares totaled $48,525 of which $14,498 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $28,868. For the six months ended January 31, 2001, Sponsors received contingent deferred sales charges of $8,518 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

The Fund paid $7,550 to Sponsors for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2001 the Fund paid directors' fees and expenses of $2,800.

For the six months ended January 31, 2001, under an agreement with IRC, the Fund was charged $151,034 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $35,848 by an affiliated company of IRC for the rental of office space.

6. Federal Income Tax Matters
On December 7, 2000, per share distributions from the capital gains were declared as follows: Class A: $1.30, Class B: $1.30, Class C: $1.30 and Class D: $1.30 respectively. The capital gains were paid December 20, 2000. For the Fund's six months ended January 31, 2001, all Capital Gains have been determined to qualify for the dividend received deduction for corporate shareholders.

TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: KPMG LLP, 707 Seventeenth Street, Suite 2300, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

AMERICAN GROWTH FUND, INC. BOARD OF ADVISOR:
William D. Farr
President and Director of Farr Farms Co.
Chairman of the Board of Northern Colorado Water Conservancy
Past President of the National Cattlemans Association
Board Member of the Greeley Water Board

OFFICERS AND DIRECTORS
Robert Brody President and Director
Timothy E. Taggart Treasurer
D. Leann Baird Secretary
Michael J. Baum Director
Eddie R. Bush Director
Harold Rosen Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody President, Treasurer, and Director
Timothy E. Taggart Executive Vice President and Director
D. Leann Baird Secretary and Director

Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth Street, Suite 1400, Denver, CO 80202. Phone (800)525-2406.
3/2001